2. CHINA JOINT VENTURE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
China Joint Venture Details
Revenues	$ 588,190	$ 285,631
Gross Profit (loss)	(197,957)	(309,406)
Income (loss) from operations	(2,095,980)	(3,002,192)
Net Income (loss)	$ 2,046,548	$ 3,038,432